Warrants (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - $ / shares	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrant exercise price per share	$ 11.50	$ 11.50
Warrant expiration term	5 years	5 years
Warrant, description	Once the warrants become exercisable, the Company may redeem the outstanding warrants (excluding the Private Placement Warrants), in whole and not in part, at a price of $0.01 per warrant:	Once the warrants become exercisable, the Company may redeem the outstanding warrants, in whole and not in part, at a price of $0.10 per warrant:
Ordinary share per warrant	$ 0.361	$ 18.00
Redemption of ordinary share per unit (in Dollars per share)		0.361
Private Placement [Member]
Warrant exercise price per share		$ 0.01
Warrant, description		Once the warrants become exercisable, the Company may redeem the outstanding warrants (excluding the Private Placement Warrants), in whole and not in part, at a price of $0.01 per warrant: